NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
American Century VP - Income & Growth Fund - Class II (ACVIG2)
1,065 shares (cost $7,861)	$5,125
American Century VP - Income & Growth Fund - Class III (ACVIG3)
20,252 shares (cost $160,719)	97,613
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2,138 shares (cost $21,116)	12,808
American Century VP - Ultra(R) Fund - Class III (ACVU3)
9,766 shares (cost $95,070)	59,085
American Century VP - Value Fund - Class II (ACVV2)
5,997 shares (cost $44,564)	28,067
American Century VP - Value Fund - Class III (ACVV3)
55,933 shares (cost $371,233)	261,768
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2,889 shares (cost $68,514)	37,557
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)
17,553 shares (cost $410,563)	226,966
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
318 shares (cost $11,022)	7,401
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)
5,392 shares (cost $204,536)	125,423
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
3,183 shares (cost $86,866)	48,190
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)
35,068 shares (cost $849,696)	529,520
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
438,664 shares (cost $2,451,096)	2,184,546
Nationwide VIT - Government Bond Fund - Class I (GBF)
2,672 shares (cost $31,099)	32,090
Nationwide VIT - Government Bond Fund - Class III (GBF3)
130,204 shares (cost $1,518,952)	1,563,752
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
545 shares (cost $6,110)	3,756
Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)
31,977 shares (cost $330,687)	219,039
Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)
18,966 shares (cost $187,864)	174,863
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
374 shares (cost $4,311)	3,162
Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)
53,254 shares (cost $628,003)	447,862
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,010 shares (cost $44,926)	31,921
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
41,481 shares (cost $511,785)	328,528

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2,296 shares (cost $23,609)	$20,232
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
119 shares (cost $2,695)	2,091
Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)
1,018 shares (cost $28,325)	17,867
Nationwide VIT - Money Market Fund - Class II (SAM2)
34,252,861 shares (cost $34,252,861)	34,252,861
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
141 shares (cost $1,857)	1,337
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
774 shares (cost $12,719)	7,420
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
338 shares (cost $3,905)	2,213
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,644 shares (cost $28,671)	17,531
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
1,513 shares (cost $31,205)	15,929
Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)
5,387 shares (cost $100,118)	58,074
Nationwide VIT - Nationwide Fund - Class II (TRF2)
1,041 shares (cost $11,429)	6,765
Nationwide VIT - Nationwide Fund - Class III (TRF3)
3,269 shares (cost $36,676)	21,378
Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)
5,874 shares (cost $119,938)	123,167
Rydex Variable Trust Portfolios - Banking Fund (RBKF)
3,649 shares (cost $47,784)	48,902
Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)
11,671 shares (cost $218,276)	226,183
Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)
9,178 shares (cost $173,830)	174,651
Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)
14,642 shares (cost $293,255)	167,940
Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)
3,304 shares (cost $89,312)	90,892
Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)
18,578 shares (cost $178,264)	179,274
Rydex Variable Trust Portfolios - Electronics Fund (RELF)
649 shares (cost $3,970)	4,423
Rydex Variable Trust Portfolios - Energy Fund (RENF)
20,860 shares (cost $402,823)	427,423
Rydex Variable Trust Portfolios - Energy Services Fund (RESF)
24,270 shares (cost $533,632)	344,155
Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)
15,057 shares (cost $357,704)	190,474
Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)
12,659 shares (cost $152,779)	144,437

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)
60,724 shares (cost $974,403)	$1,046,874
Rydex Variable Trust Portfolios - Health Care Fund (RHCF)
13,962 shares (cost $329,280)	296,276
Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)
5,333 shares (cost $100,772)	102,347
Rydex Variable Trust Portfolios - Internet Fund (RINF)
2,518 shares (cost $26,881)	24,782
Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)
5,563 shares (cost $211,217)	198,102
Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)
26,869 shares (cost $369,392)	365,421
Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)
1,285 shares (cost $60,330)	60,126
Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF)
5,616 shares (cost $146,577)	140,731
Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)
43,684 shares (cost $1,894,123)	1,865,292
Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)
7,239 shares (cost $438,123)	423,023
Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)
7,248 shares (cost $150,781)	109,304
Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)
15,788 shares (cost $269,901)	260,026
Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)
5,565 shares (cost $54,546)	50,975
Rydex Variable Trust Portfolios - Leisure Fund (RLF)
119 shares (cost $6,810)	3,629
Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)
26,666 shares (cost $379,412)	261,592
Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)
10,359 shares (cost $270,595)	195,276
Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)
11,573 shares (cost $179,916)	100,569
Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)
1,289 shares (cost $18,726)	18,736
Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF)
35,760 shares (cost $277,571)	293,229
Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF)
120,234 shares (cost $1,258,816)	1,262,459
Rydex Variable Trust Portfolios - Nova Fund (RNF)
39,951 shares (cost $285,515)	181,775
Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)
150,095 shares (cost $1,104,100)	1,386,875
Rydex Variable Trust Portfolios - Real Estate Fund (RREF)
12,663 shares (cost $264,318)	221,724
Rydex Variable Trust Portfolios - Retailing Fund (RRF)
2,894 shares (cost $21,725)	21,788

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)
13,899 shares (cost $215,311)	$230,314
Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)
28,042 shares (cost $163,678)	172,739
Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)
54,736 shares (cost $686,075)	495,357
Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)
3,675 shares (cost $64,889)	65,334
Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)
10,603 shares (cost $151,865)	107,828
Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)
4,472 shares (cost $109,029)	95,032
Rydex Variable Trust Portfolios - Technology Fund (RTEC)
6,068 shares (cost $41,175)	42,778
Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)
11,610 shares (cost $86,680)	92,187
Rydex Variable Trust Portfolios - Transportation Fund (RTRF)
11,179 shares (cost $132,335)	121,967
Rydex Variable Trust Portfolios - Utilities Fund (RUTL)
8,597 shares (cost $130,230)	132,481
Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)
26,094 shares (cost $656,080)	654,951

Total Investments	54,076,560

Total Assets	54,076,560

Accounts Payable	235

$54,076,325

Contract Owners’ Equity:
Accumulation units	54,076,325

Total Contract Owners’ Equity (note 8)	$54,076,325

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	ACVIG2	ACVIG3	ACVU2	ACVU3	ACVV2	ACVV3	FEI2

Reinvested dividends	$605,113	121	3,605	-	-	814	9,399	1,274

Net investment income (loss)	605,113	121	3,605	-	-	814	9,399	1,274

Proceeds from mutual fund shares sold	660,785,289	2,827	80,977	1,021	9,167	4,006	306,043	3,931
Cost of mutual fund shares sold	(667,777,372)	(2,610)	(108,438)	(1,179)	(11,258)	(4,999)	(413,417)	(5,337)

Realized gain (loss) on investments	(6,992,083)	217	(27,461)	(158)	(2,091)	(993)	(107,374)	(1,406)
Change in unrealized gain (loss) on investments	(1,538,281)	(4,080)	(55,391)	(12,171)	(52,172)	(15,155)	(60,751)	(29,258)

Net gain (loss) on investments	(8,530,364)	(3,863)	(82,852)	(12,329)	(54,263)	(16,148)	(168,125)	(30,664)

Reinvested capital gains	648,609	834	21,595	2,970	12,419	4,620	49,897	60

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,276,642)	(2,908)	(57,652)	(9,359)	(41,844)	(10,714)	(108,829)	(29,330)

Investment Activity:	FEI2R	FG2	FG2R	FC2	FC2R	HIBF3	GBF	GBF3

Reinvested dividends	$7,637	68	774	559	5,433	65,824	1,333	41,382

Net investment income (loss)	7,637	68	774	559	5,433	65,824	1,333	41,382

Proceeds from mutual fund shares sold	64,747	2,908	834,587	6,240	1,226,768	1,014,422	2,025	905,841
Cost of mutual fund shares sold	(80,577)	(2,452)	(888,572)	(7,094)	(1,673,684)	(1,030,449)	(2,021)	(891,163)

Realized gain (loss) on investments	(15,830)	456	(53,985)	(854)	(446,916)	(16,027)	4	14,678
Change in unrealized gain (loss) on investments	(147,848)	(7,602)	(104,273)	(38,940)	(47,314)	(263,050)	1,014	33,273

Net gain (loss) on investments	(163,678)	(7,146)	(158,258)	(39,794)	(494,230)	(279,077)	1,018	47,951

Reinvested capital gains	297	-	-	2,110	27,739	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(155,744)	(7,078)	(157,484)	(37,125)	(461,058)	(213,253)	2,351	89,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDA	GVIDA6	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC

Reinvested dividends	$111	25,384	4,954	119	15,568	1,044	11,619	-

Net investment income (loss)	111	25,384	4,954	119	15,568	1,044	11,619	-

Proceeds from mutual fund shares sold	679	3,319,626	87,805	13,220	109,403	3,494	754,741	2,652
Cost of mutual fund shares sold	(722)	(3,772,406)	(92,058)	(12,598)	(129,571)	(3,588)	(837,943)	(2,571)

Realized gain (loss) on investments	(43)	(452,780)	(4,253)	622	(20,168)	(94)	(83,202)	81
Change in unrealized gain (loss) on investments	(3,286)	(26,042)	(11,658)	(2,793)	(189,914)	(20,485)	(185,869)	(114)

Net gain (loss) on investments	(3,329)	(478,822)	(15,911)	(2,171)	(210,082)	(20,579)	(269,071)	(33)

Reinvested capital gains	906	66,128	2,767	325	49,273	4,332	47,215	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,312)	(387,310)	(8,190)	(1,727)	(145,241)	(15,203)	(210,237)	(33)

Investment Activity:	GVDMC6	SGRF	SGRF3	SAM2	SCGF2	SCGF3	SCVF2	SCVF3

Reinvested dividends	$2,586	-	-	323,995	-	-	27	247

Net investment income (loss)	2,586	-	-	323,995	-	-	27	247

Proceeds from mutual fund shares sold	248,746	263	384	164,509,161	139	336	247	8,085
Cost of mutual fund shares sold	(253,772)	(232)	(428)	(164,509,161)	(147)	(425)	(362)	(11,020)

Realized gain (loss) on investments	(5,026)	31	(44)	-	(8)	(89)	(115)	(2,935)
Change in unrealized gain (loss) on investments	(8,063)	(1,904)	(13,938)	-	(1,213)	(5,860)	(1,013)	(5,888)

Net gain (loss) on investments	(13,089)	(1,873)	(13,982)	-	(1,221)	(5,949)	(1,128)	(8,823)

Reinvested capital gains	2,288	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,215)	(1,873)	(13,982)	323,995	(1,221)	(5,949)	(1,101)	(8,576)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	SCF2	SCF3	TRF2	TRF3	RVARS	RBKF	RBMF	RBF

Reinvested dividends	$138	685	123	1,054	750	64	3,257	-

Net investment income (loss)	138	685	123	1,054	750	64	3,257	-

Proceeds from mutual fund shares sold	1,294	222,506	1,306	208,639	617,193	2,191,738	3,222,554	2,333,870
Cost of mutual fund shares sold	(1,572)	(228,291)	(1,367)	(214,887)	(677,092)	(2,260,371)	(3,478,573)	(2,377,704)

Realized gain (loss) on investments	(278)	(5,785)	(61)	(6,248)	(59,899)	(68,633)	(256,019)	(43,834)
Change in unrealized gain (loss) on investments	(14,765)	(39,996)	(6,850)	(15,418)	14,159	1,282	37,806	4,638

Net gain (loss) on investments	(15,043)	(45,781)	(6,911)	(21,666)	(45,740)	(67,351)	(218,213)	(39,196)

Reinvested capital gains	4,780	16,104	1,667	4,573	-	-	32,859	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,125)	(28,992)	(5,121)	(16,039)	(44,990)	(67,287)	(182,097)	(39,196)

Investment Activity:	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF

Reinvested dividends	$10,438	188	6,805	-	-	-	2,579	-

Net investment income (loss)	10,438	188	6,805	-	-	-	2,579	-

Proceeds from mutual fund shares sold	4,252,716	5,407,064	2,071,886	1,218,446	3,064,522	2,381,956	2,409,998	1,409,098
Cost of mutual fund shares sold	(4,199,704)	(5,505,425)	(2,454,626)	(1,235,265)	(3,491,487)	(2,639,301)	(2,631,592)	(1,497,487)

Realized gain (loss) on investments	53,012	(98,361)	(382,740)	(16,819)	(426,965)	(257,345)	(221,594)	(88,389)
Change in unrealized gain (loss) on investments	(131,574)	14,270	147,581	771	67,993	(166,481)	(147,165)	(8,451)

Net gain (loss) on investments	(78,562)	(84,091)	(235,159)	(16,048)	(358,972)	(423,826)	(368,759)	(96,840)

Reinvested capital gains	-	2,579	-	-	33,159	47,452	8,295	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(68,124)	(81,324)	(228,354)	(16,048)	(325,813)	(376,374)	(357,885)	(96,840)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RUGB	RHCF	RVHEQ	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$27,362	-	1,469	-	732	1,433	403	483

Net investment income (loss)	27,362	-	1,469	-	732	1,433	403	483

Proceeds from mutual fund shares sold	26,666,243	4,396,688	400,424	1,685,395	52,019,550	5,843,154	1,503,713	10,328,805
Cost of mutual fund shares sold	(26,158,014)	(4,520,474)	(467,625)	(1,692,664)	(51,823,943)	(5,977,677)	(1,457,249)	(10,146,983)

Realized gain (loss) on investments	508,229	(123,786)	(67,201)	(7,269)	195,607	(134,523)	46,464	181,822
Change in unrealized gain (loss) on investments	65,185	(27,863)	17,806	(971)	(54,843)	(1,132)	195	(3,219)

Net gain (loss) on investments	573,414	(151,649)	(49,395)	(8,240)	140,764	(135,655)	46,659	178,603

Reinvested capital gains	-	16,766	-	-	44,696	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$600,776	(134,883)	(47,926)	(8,240)	186,192	(134,222)	47,062	179,086

Investment Activity:	RVISC	RUF	RLCJ	RVLCG	RVLCV	RLF	RMED	RVMCG
Reinvested dividends	$11,113	2,181	957	-	1,106	-	-	-

Net investment income (loss)	11,113	2,181	957	-	1,106	-	-	-

Proceeds from mutual fund shares sold	69,366,268	99,979,099	441,675	2,004,560	911,632	728,149	1,141,810	2,649,668
Cost of mutual fund shares sold	(69,356,142)	(98,600,911)	(463,347)	(2,108,488)	(1,027,408)	(748,423)	(1,383,206)	(2,774,260)

Realized gain (loss) on investments	10,126	1,378,188	(21,672)	(103,928)	(115,776)	(20,274)	(241,396)	(124,592)
Change in unrealized gain (loss) on investments	(26,821)	(18,594)	(39,791)	(2,669)	24,507	(3,271)	(25,428)	(34,891)

Net gain (loss) on investments	(16,695)	1,359,594	(61,463)	(106,597)	(91,269)	(23,545)	(266,824)	(159,483)

Reinvested capital gains	-	-	-	-	16,293	2,078	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,582)	1,361,775	(60,506)	(106,597)	(73,870)	(21,467)	(266,824)	(159,483)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RVMCV	RVCEQ	RVF	ROF	RNF	RPMF	RREF	RRF
Reinvested dividends	$-	1,157	473	432	929	-	1,514	-

Net investment income (loss)	-	1,157	473	432	929	-	1,514	-

Proceeds from mutual fund shares sold	957,500	100,745	6,188,846	19,642,764	1,781,491	7,732,303	2,001,589	1,039,154
Cost of mutual fund shares sold	(976,348)	(118,320)	(6,988,183)	(20,256,996)	(1,912,385)	(8,848,230)	(2,134,748)	(1,057,262)

Realized gain (loss) on investments	(18,848)	(17,575)	(799,337)	(614,232)	(130,894)	(1,115,927)	(133,159)	(18,108)
Change in unrealized gain (loss) on investments	(76,233)	3,409	17,935	44,804	(78,610)	278,080	(12,702)	110

Net gain (loss) on investments	(95,081)	(14,166)	(781,402)	(569,428)	(209,504)	(837,847)	(145,861)	(17,998)

Reinvested capital gains	24,662	84	-	-	-	-	15,252	4

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,419)	(12,925)	(780,929)	(568,996)	(208,575)	(837,847)	(129,095)	(17,994)

Investment Activity:	RMEK	RTF	RSRF	RVSCG	RVSCV	RVSDL	RTEC	RTEL
Reinvested dividends	$783	-	-	-	1,155	-	-	660

Net investment income (loss)	783	-	-	-	1,155	-	-	660

Proceeds from mutual fund shares sold	86,953,474	17,211,718	2,733,657	1,960,193	1,848,276	3,065,310	2,758,644	2,486,298
Cost of mutual fund shares sold	(87,573,576)	(18,361,384)	(2,915,070)	(2,014,232)	(1,887,288)	(3,008,586)	(2,824,500)	(2,586,153)

Realized gain (loss) on investments	(620,102)	(1,149,666)	(181,413)	(54,039)	(39,012)	56,724	(65,856)	(99,855)
Change in unrealized gain (loss) on investments	36,312	49,869	(160,175)	2,117	(42,221)	(13,512)	1,213	6,061

Net gain (loss) on investments	(583,790)	(1,099,797)	(341,588)	(51,922)	(81,233)	43,212	(64,643)	(93,794)

Reinvested capital gains	-	-	2,125	-	-	-	12,843	61,557

Net increase (decrease) in contract owners’ equity resulting from operations	$(583,007)	(1,099,797)	(339,463)	(51,922)	(80,078)	43,212	(51,800)	(31,577)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	RTRF	RUTL	RVWDL
Reinvested dividends	$-	813	-

Net investment income (loss)	-	813	-

Proceeds from mutual fund shares sold	2,580,431	13,083,513	2,053,273
Cost of mutual fund shares sold	(2,646,134)	(13,213,080)	(2,103,085)

Realized gain (loss) on investments	(65,703)	(129,567)	(49,812)
Change in unrealized gain (loss) on investments	(8,890)	5,254	64,656

Net gain (loss) on investments	(74,593)	(124,313)	14,844

Reinvested capital gains	2,856	2,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(71,737)	(121,350)	14,844

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		ACVIG2		ACVIG3		ACVU2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$605,113	1,407,100	121	184	3,605	2,843	-	-
Realized gain (loss) on investments	(6,992,083)	48,608	217	111	(27,461)	17,466	(158)	3,654
Change in unrealized gain (loss) on investments	(1,538,281)	(849,261)	(4,080)	(326)	(55,391)	(19,484)	(12,171)	3,619
Reinvested capital gains	648,609	1,582,571	834	-	21,595	-	2,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,276,642)	2,189,018	(2,908)	(31)	(57,652)	825	(9,359)	7,273

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,996,563	11,455,676	-	-	19,913	25,029	-	33
Transfers between funds	-	-	(2,479)	-	(50,074)	63,772	(24)	(40,272)
Surrenders (note 6)	(1,847,084)	(1,591,879)	(3)	-	(12,712)	(2,528)	(652)	(176)
Death benefits (note 4)	(65,069)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(945,297)	(369,756)	-	-	(6,229)	(534)	-	-
Deductions for surrender charges (note 2d)	(365,699)	(264,389)	(69)	-	(1,743)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,292,768)	(3,083,365)	(259)	(462)	(10,370)	(10,356)	(279)	(676)
Asset charges (note 3):	(195,579)	(187,511)	(23)	(48)	(691)	(890)	(67)	(132)
Adjustments to maintain reserves	(2,045)	(1,246)	(30)	7	(38)	3	(13)	(7)

Net equity transactions	3,283,022	5,957,530	(2,863)	(503)	(61,944)	74,496	(1,035)	(41,230)

Net change in contract owners’ equity	(3,993,620)	8,146,548	(5,771)	(534)	(119,596)	75,321	(10,394)	(33,957)
Contract owners’ equity beginning of period	58,069,945	49,923,397	10,888	11,422	217,199	141,878	23,200	57,157

Contract owners’ equity end of period	$54,076,325	58,069,945	5,117	10,888	97,603	217,199	12,806	23,200

CHANGES IN UNITS:
Beginning units	4,500,208	4,146,164	718	750	17,228	11,246	1,664	4,954
Units purchased	2,656,202	2,291,017	-	-	2,180	6,984	-	-
Units redeemed	(1,994,858)	(1,936,983)	(201)	(32)	(7,573)	(1,002)	(90)	(3,290)

Ending units	5,161,552	4,500,208	517	718	11,835	17,228	1,574	1,664

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU3		ACVV2		ACVV3		FEI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	814	1,004	9,399	5,951	1,274	1,218
Realized gain (loss) on investments	(2,091)	393	(993)	812	(107,374)	646	(1,406)	11,243
Change in unrealized gain (loss) on investments	(52,172)	16,140	(15,155)	(9,136)	(60,751)	(73,736)	(29,258)	(12,669)
Reinvested capital gains	12,419	-	4,620	5,740	49,897	30,861	60	6,115

Net increase (decrease) in contract owners’ equity resulting from operations	(41,844)	16,533	(10,714)	(1,580)	(108,829)	(36,278)	(29,330)	5,907

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,235	16,039	-	38	41,499	80,573	-	39
Transfers between funds	1,299	2,714	-	(17,722)	(87,137)	129,620	-	(56,251)
Surrenders (note 6)	(318)	(403)	(2,101)	(1,927)	(25,776)	(10,771)	(1,041)	(235)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5	56	(80)	(3,802)	(21,079)	2,139	-	(5,513)
Deductions for surrender charges (note 2d)	(191)	(7)	(156)	(91)	(2,493)	(2,488)	(136)	(43)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,871)	(6,569)	(1,513)	(2,280)	(26,669)	(28,142)	(2,500)	(3,839)
Asset charges (note 3):	(423)	(436)	(157)	(258)	(1,703)	(2,027)	(253)	(435)
Adjustments to maintain reserves	(42)	15	(25)	8	(19)	9	(25)	16

Net equity transactions	3,694	11,409	(4,032)	(26,034)	(123,377)	168,913	(3,955)	(66,261)

Net change in contract owners’ equity	(38,150)	27,942	(14,746)	(27,614)	(232,206)	132,635	(33,285)	(60,354)
Contract owners’ equity beginning of period	97,223	69,281	42,805	70,419	493,973	361,338	70,839	131,193

Contract owners’ equity end of period	$59,073	97,223	28,059	42,805	261,767	493,973	37,554	70,839

CHANGES IN UNITS:
Beginning units	7,520	6,486	2,872	4,474	40,622	28,188	4,452	8,350
Units purchased	1,077	1,682	-	1	4,957	17,466	-	4
Units redeemed	(784)	(648)	(300)	(1,603)	(16,181)	(5,032)	(325)	(3,902)

Ending units	7,813	7,520	2,572	2,872	29,398	40,622	4,127	4,452

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2R		FG2		FG2R		FC2R

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$7,637	5,427	68	120	774	1,114	5,433	11,297
Realized gain (loss) on investments	(15,830)	7,533	456	3,966	(53,985)	39,765	(446,916)	35,901
Change in unrealized gain (loss) on investments	(147,848)	(41,267)	(7,602)	1,217	(104,273)	22,956	(47,314)	(272,587)
Reinvested capital gains	297	28,097	-	12	-	530	27,739	380,352

Net increase (decrease) in contract owners’ equity resulting from operations	(155,744)	(210)	(7,078)	5,315	(157,484)	64,365	(461,058)	154,963

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,481	71,087	-	9	49,122	24,272	135,608	160,781
Transfers between funds	47,485	37,361	-	(13,252)	(340,172)	506,726	(596,385)	697,047
Surrenders (note 6)	(16,820)	(1,193)	(1,646)	(2,186)	(23,585)	(6,479)	(56,589)	(19,732)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,143)	174	(94)	-	(10,681)	(722)	(538)	(3,029)
Deductions for surrender charges (note 2d)	(2,750)	(154)	(124)	(109)	(2,519)	(231)	(18,269)	(5,744)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,910)	(20,925)	(816)	(1,411)	(24,804)	(20,419)	(66,065)	(67,385)
Asset charges (note 3):	(1,349)	(1,429)	(61)	(117)	(1,319)	(1,218)	(3,893)	(4,410)
Adjustments to maintain reserves	(26)	-	5	(35)	(17)	(1)	(45)	(3)

Net equity transactions	51,968	84,921	(2,736)	(17,101)	(353,975)	501,928	(606,176)	757,525

Net change in contract owners’ equity	(103,776)	84,711	(9,814)	(11,786)	(511,459)	566,293	(1,067,234)	912,488
Contract owners’ equity beginning of period	330,736	246,025	17,221	29,007	636,878	70,585	1,596,738	684,250

Contract owners’ equity end of period	$226,960	330,736	7,407	17,221	125,419	636,878	529,504	1,596,738

CHANGES IN UNITS:
Beginning units	24,786	18,672	1,094	2,334	41,960	5,890	102,134	51,338
Units purchased	9,599	8,637	-	-	4,267	38,113	11,663	58,174
Units redeemed	(4,641)	(2,523)	(201)	(1,240)	(30,545)	(2,043)	(54,701)	(7,378)

Ending units	29,744	24,786	893	1,094	15,682	41,960	59,096	102,134

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FC2		HIBF3		GBF		GBF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$559	690	65,824	7,994	1,333	1,397	41,382	13,202
Realized gain (loss) on investments	(854)	20,693	(16,027)	(2,001)	4	(59)	14,678	2,728
Change in unrealized gain (loss) on investments	(38,940)	(24,398)	(263,050)	(4,253)	1,014	840	33,273	11,616
Reinvested capital gains	2,110	23,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,125)	20,690	(213,253)	1,740	2,351	2,178	89,333	27,546

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	36	86,147	2,160	-	-	43,260	23,374
Transfers between funds	(60)	(73,538)	2,238,003	87,481	(35)	(1)	1,060,489	235,016
Surrenders (note 6)	(2,998)	(2,410)	(18,181)	(7,909)	-	-	(12,988)	(6,029)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(102)	(231)	(106)	(10)	-	(870)	(14,514)	9,999
Deductions for surrender charges (note 2d)	(191)	(118)	(1,480)	(1,453)	-	-	(1,382)	(2,253)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,584)	(3,836)	(36,086)	(5,502)	(1,826)	(1,686)	(51,598)	(11,312)
Asset charges (note 3):	(307)	(505)	(2,061)	(539)	(164)	(169)	(2,946)	(1,199)
Adjustments to maintain reserves	(14)	15	(29)	6	(34)	16	(22)	-

Net equity transactions	(6,256)	(80,587)	2,266,207	74,234	(2,059)	(2,710)	1,020,299	247,596

Net change in contract owners’ equity	(43,381)	(59,897)	2,052,954	75,974	292	(532)	1,109,632	275,142
Contract owners’ equity beginning of period	91,569	151,466	131,584	55,610	31,785	32,317	454,111	178,969

Contract owners’ equity end of period	$48,188	91,569	2,184,538	131,584	32,077	31,785	1,563,743	454,111

CHANGES IN UNITS:
Beginning units	4,758	9,232	11,908	5,192	2,614	2,848	40,388	17,056
Units purchased	-	5	270,932	8,083	-	4	96,101	25,077
Units redeemed	(389)	(4,479)	(7,892)	(1,367)	(165)	(238)	(7,386)	(1,745)

Ending units	4,369	4,758	274,948	11,908	2,449	2,614	129,103	40,388

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDA		GVIDA6		GVIDC6		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$111	134	25,384	21,626	4,954	3,877	119	590
Realized gain (loss) on investments	(43)	91	(452,780)	7,533	(4,253)	293	622	2,500
Change in unrealized gain (loss) on investments	(3,286)	(39)	(26,042)	(96,411)	(11,658)	(1,780)	(2,793)	(1,440)
Reinvested capital gains	906	222	66,128	8,801	2,767	2,324	325	292

Net increase (decrease) in contract owners’ equity resulting from operations	(2,312)	408	(387,310)	(58,451)	(8,190)	4,714	(1,727)	1,942

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,066,900	94,268	10,625	6,129	-	-
Transfers between funds	-	-	(3,045,118)	2,581,167	97,871	91,507	-	(1,315)
Surrenders (note 6)	(154)	-	(21,498)	(106)	(22,412)	(5,634)	(9,572)	(11,881)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	1,289	(156)	(171)	(85)	-	-
Deductions for surrender charges (note 2d)	(11)	-	(3,297)	-	(5,071)	(1,655)	(3,054)	(2,631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(480)	(490)	(113,315)	(42,753)	(12,803)	(6,844)	(570)	(2,681)
Asset charges (note 3):	(33)	(42)	(4,590)	(1,879)	(654)	(398)	(25)	(137)
Adjustments to maintain reserves	(26)	(6)	(24)	6	(10)	(5)	(17)	(9)

Net equity transactions	(704)	(538)	(2,119,653)	2,630,547	67,375	83,015	(13,238)	(18,654)

Net change in contract owners’ equity	(3,016)	(130)	(2,506,963)	2,572,096	59,185	87,729	(14,965)	(16,712)
Contract owners’ equity beginning of period	6,767	6,897	2,725,993	153,897	115,676	27,947	18,118	34,830

Contract owners’ equity end of period	$3,751	6,767	219,030	2,725,993	174,861	115,676	3,153	18,118

CHANGES IN UNITS:
Beginning units	450	486	196,210	11,738	9,988	2,544	1,346	2,734
Units purchased	-	-	90,469	187,752	9,747	8,766	-	-
Units redeemed	(55)	(36)	(261,700)	(3,280)	(3,643)	(1,322)	(1,041)	(1,388)

Ending units	395	450	24,979	196,210	16,092	9,988	305	1,346

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM6		GVDMA		GVDMA6		GVDMC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$15,568	13,441	1,044	1,157	11,619	20,032	-	81
Realized gain (loss) on investments	(20,168)	4,493	(94)	6,118	(83,202)	13,225	81	3
Change in unrealized gain (loss) on investments	(189,914)	(4,918)	(20,485)	(4,342)	(185,869)	(12,688)	(114)	(3)
Reinvested capital gains	49,273	7,501	4,332	986	47,215	15,468	-	69

Net increase (decrease) in contract owners’ equity resulting from operations	(145,241)	20,517	(15,203)	3,919	(210,237)	36,037	(33)	150

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,411	69,384	-	-	113,952	160,721	-	-
Transfers between funds	51,128	189,290	(2)	-	(590,028)	715,339	(2,652)	-
Surrenders (note 6)	(9,965)	(2,265)	-	(9,384)	(63,271)	(2,548)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,894)	-	(645)	(22,162)	3,656	(13,061)	-	-
Deductions for surrender charges (note 2d)	(3,093)	(377)	(89)	(1,552)	(11,751)	(834)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(47,597)	(39,944)	(2,546)	(3,412)	(51,559)	(72,740)	-	(40)
Asset charges (note 3):	(2,490)	(2,095)	(213)	(293)	(2,637)	(3,011)	-	(10)
Adjustments to maintain reserves	(2)	(3)	(21)	8	(13)	(17)	(24)	1

Net equity transactions	23,498	213,990	(3,516)	(36,795)	(601,651)	783,849	(2,676)	(49)

Net change in contract owners’ equity	(121,743)	234,507	(18,719)	(32,876)	(811,888)	819,886	(2,709)	101
Contract owners’ equity beginning of period	569,605	335,098	50,636	83,512	1,140,415	320,529	2,709	2,608

Contract owners’ equity end of period	$447,862	569,605	31,917	50,636	328,527	1,140,415	-	2,709

CHANGES IN UNITS:
Beginning units	44,914	27,930	3,506	6,138	85,062	25,380	212	216
Units purchased	7,132	20,555	-	4	12,860	67,031	-	-
Units redeemed	(5,964)	(3,571)	(285)	(2,636)	(62,207)	(7,349)	(212)	(4)

Ending units	46,082	44,914	3,221	3,506	35,715	85,062	-	212

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMC6		SGRF		SGRF3		SAM2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,586	4,345	-	-	-	-	323,995	900,619
Realized gain (loss) on investments	(5,026)	847	31	93	(44)	31	-	-
Change in unrealized gain (loss) on investments	(8,063)	3,769	(1,904)	278	(13,938)	1,674	-	-
Reinvested capital gains	2,288	629	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,215)	9,590	(1,873)	371	(13,982)	1,705	323,995	900,619

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28,401	7,676	-	-	4,980	4,326	6,085,635	7,839,214
Transfers between funds	(212,512)	221,481	-	-	-	3,855	9,108,347	(8,234,941)
Surrenders (note 6)	(20,270)	(6,331)	-	-	-	-	(982,097)	(1,067,913)
Death benefits (note 4)	-	-	-	-	-	-	(35,021)	-
Net policy repayments (loans) (note 5)	19,186	(676)	-	-	-	-	(426,263)	70,080
Deductions for surrender charges (note 2d)	(51)	(383)	-	-	-	-	(131,372)	(181,484)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,439)	(22,258)	(244)	(291)	(998)	(762)	(1,471,995)	(1,128,678)
Asset charges (note 3):	(505)	(476)	(21)	(26)	(109)	(99)	(93,253)	(70,790)
Adjustments to maintain reserves	(25)	3	(18)	(1)	(23)	11	2	1,504

Net equity transactions	(211,215)	199,036	(283)	(318)	3,850	7,331	12,053,983	(2,773,008)

Net change in contract owners’ equity	(219,430)	208,626	(2,156)	53	(10,132)	9,036	12,377,978	(1,872,389)
Contract owners’ equity beginning of period	239,659	31,033	4,240	4,187	27,993	18,957	21,874,917	23,747,306

Contract owners’ equity end of period	$20,229	239,659	2,084	4,240	17,861	27,993	34,252,895	21,874,917

CHANGES IN UNITS:
Beginning units	19,792	2,712	262	282	1,992	1,470	1,962,104	2,220,642
Units purchased	2,941	19,577	-	-	474	587	1,508,371	755,727
Units redeemed	(20,767)	(2,497)	(23)	(20)	(108)	(65)	(435,703)	(1,014,265)

Ending units	1,966	19,792	239	262	2,358	1,992	3,034,772	1,962,104

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCGF2		SCGF3		SCVF2		SCVF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	-	-	27	39	247	362
Realized gain (loss) on investments	(8)	41	(89)	33	(115)	3	(2,935)	(1,184)
Change in unrealized gain (loss) on investments	(1,213)	205	(5,860)	520	(1,013)	(845)	(5,888)	(5,268)
Reinvested capital gains	-	-	-	-	-	528	-	3,554

Net increase (decrease) in contract owners’ equity resulting from operations	(1,221)	246	(5,949)	553	(1,101)	(275)	(8,576)	(2,536)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	2,227	2,087	-	-	3,678	3,573
Transfers between funds	-	-	-	7,848	-	-	(98)	(5,408)
Surrenders (note 6)	-	-	-	-	-	-	(68)	(301)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	171	(12)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(130)	(158)	(304)	(207)	(231)	(269)	(989)	(1,420)
Asset charges (note 3):	(11)	(16)	(46)	(38)	(21)	(24)	(98)	(137)
Adjustments to maintain reserves	(25)	9	(6)	(13)	(2)	(1)	(32)	3

Net equity transactions	(166)	(165)	1,871	9,677	(254)	(294)	2,564	(3,702)

Net change in contract owners’ equity	(1,387)	81	(4,078)	10,230	(1,355)	(569)	(6,012)	(6,238)
Contract owners’ equity beginning of period	2,720	2,639	11,495	1,265	3,567	4,136	23,535	29,773

Contract owners’ equity end of period	$1,333	2,720	7,417	11,495	2,212	3,567	17,523	23,535

CHANGES IN UNITS:
Beginning units	192	204	844	102	238	256	1,882	2,216
Units purchased	-	-	210	761	-	-	303	281
Units redeemed	(16)	(12)	(37)	(19)	(20)	(18)	(118)	(615)

Ending units	176	192	1,017	844	218	238	2,067	1,882

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF2		SCF3		TRF2		TRF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$138	-	685	17	123	114	1,054	816
Realized gain (loss) on investments	(278)	56	(5,785)	4,329	(61)	348	(6,248)	9,927
Change in unrealized gain (loss) on investments	(14,765)	(3,361)	(39,996)	(5,144)	(6,850)	(54)	(15,418)	(1,374)
Reinvested capital gains	4,780	3,842	16,104	10,018	1,667	656	4,573	2,077

Net increase (decrease) in contract owners’ equity resulting from operations	(10,125)	537	(28,992)	9,220	(5,121)	1,064	(16,039)	11,446

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	22,604	26,008	-	-	12,510	11,188
Transfers between funds	-	-	11,586	(28,832)	-	-	5,129	(19,150)
Surrenders (note 6)	(782)	-	(421)	(1,867)	-	-	(2,042)	(1,836)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(37)	(68)	(2,362)	(185)	-	(152)	1	1,092
Deductions for surrender charges (note 2d)	-	-	(178)	-	-	-	(76)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(391)	(433)	(6,061)	(6,121)	(1,248)	(1,543)	(3,680)	(5,860)
Asset charges (note 3):	(84)	(103)	(433)	(372)	(60)	(80)	(228)	(304)
Adjustments to maintain reserves	(31)	22	(36)	5	(17)	7	(15)	9

Net equity transactions	(1,325)	(582)	24,699	(11,364)	(1,325)	(1,768)	11,599	(14,861)

Net change in contract owners’ equity	(11,450)	(45)	(4,293)	(2,144)	(6,446)	(704)	(4,440)	(3,415)
Contract owners’ equity beginning of period	27,370	27,415	62,356	64,500	13,202	13,906	25,813	29,228

Contract owners’ equity end of period	$15,920	27,370	58,063	62,356	6,756	13,202	21,373	25,813

CHANGES IN UNITS:
Beginning units	1,648	1,682	4,660	4,922	850	966	1,890	2,316
Units purchased	-	4	3,183	2,062	-	2	17,772	1,015
Units redeemed	(93)	(38)	(826)	(2,324)	(105)	(118)	(16,985)	(1,441)

Ending units	1,555	1,648	7,017	4,660	745	850	2,677	1,890

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVARS		RBKF		RBMF		RBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$750	9,987	64	700	3,257	799	-	-
Realized gain (loss) on investments	(59,899)	20,928	(68,633)	(6,819)	(256,019)	130,699	(43,834)	(18,061)
Change in unrealized gain (loss) on investments	14,159	(13,027)	1,282	(799)	37,806	(30,129)	4,638	(2,770)
Reinvested capital gains	-	2,578	-	-	32,859	43,625	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,990)	20,466	(67,287)	(6,918)	(182,097)	144,994	(39,196)	(20,831)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,216	66,462	4,225	7,211	97,909	43,356	23,327	25,355
Transfers between funds	(93,093)	(119,051)	97,683	(286,784)	(327,141)	271,336	34,710	107,924
Surrenders (note 6)	(1,204)	(16,814)	(595)	(33)	(13,377)	(5,703)	(2,862)	(208)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(41,824)	(1,431)	(4,478)	(607)	(6,058)	(20,341)	930	(293)
Deductions for surrender charges (note 2d)	(2,670)	(1,946)	(1,704)	(1,097)	(1,959)	(1,839)	(848)	(100)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,202)	(23,972)	(4,614)	(3,163)	(45,332)	(35,575)	(16,424)	(8,091)
Asset charges (note 3):	(967)	(1,560)	(252)	(140)	(1,996)	(2,261)	(896)	(563)
Adjustments to maintain reserves	(11)	(5)	(26)	-	(56)	9	(49)	18

Net equity transactions	(104,755)	(98,317)	90,239	(284,613)	(298,010)	248,982	37,888	124,042

Net change in contract owners’ equity	(149,745)	(77,851)	22,952	(291,531)	(480,107)	393,976	(1,308)	103,211
Contract owners’ equity beginning of period	272,907	350,758	25,940	317,471	706,285	312,309	175,940	72,729

Contract owners’ equity end of period	$123,162	272,907	48,892	25,940	226,178	706,285	174,632	175,940

CHANGES IN UNITS:
Beginning units	25,526	34,066	2,542	22,686	29,380	17,404	15,098	6,516
Units purchased	5,598	8,940	8,054	1,421	5,092	16,490	5,303	9,449
Units redeemed	(16,951)	(17,480)	(2,453)	(21,565)	(17,241)	(4,514)	(3,415)	(867)

Ending units	14,173	25,526	8,143	2,542	17,231	29,380	16,986	15,098

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVCMD		RCPF		RVLDD		RELF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$10,438	-	188	6,716	6,805	8,031	-	-
Realized gain (loss) on investments	53,012	35,419	(98,361)	(1,099)	(382,740)	77,332	(16,819)	(2,525)
Change in unrealized gain (loss) on investments	(131,574)	8,763	14,270	(11,826)	147,581	(136,173)	771	134
Reinvested capital gains	-	-	2,579	28,928	-	85,602	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(68,124)	44,182	(81,324)	22,719	(228,354)	34,792	(16,048)	(2,391)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	65,659	7,386	8,178	18,345	33,794	27,345	701	(508)
Transfers between funds	(85,182)	247,031	(96,556)	(50,237)	(363,634)	205,121	(11,419)	13,580
Surrenders (note 6)	(13,961)	(167)	(683)	-	(14,839)	(9,345)	(1,074)	(85)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(37,039)	(6,747)	(8,669)	(33,401)	(8,682)	(4,882)	(2,420)	(3,997)
Deductions for surrender charges (note 2d)	(1,237)	-	(1,029)	(64)	(3,787)	(2,160)	(183)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,379)	(10,865)	(10,723)	(10,296)	(23,404)	(41,134)	(897)	(1,571)
Asset charges (note 3):	(2,017)	(637)	(772)	(830)	(1,268)	(2,626)	(42)	(121)
Adjustments to maintain reserves	42	191	(35)	71	(19)	6	(8)	(2)

Net equity transactions	(103,114)	236,192	(110,289)	(76,412)	(381,839)	172,325	(15,342)	7,296

Net change in contract owners’ equity	(171,238)	280,374	(191,613)	(53,693)	(610,193)	207,117	(31,390)	4,905
Contract owners’ equity beginning of period	339,216	58,842	282,501	336,194	789,465	582,348	35,811	30,906

Contract owners’ equity end of period	$167,978	339,216	90,888	282,501	179,272	789,465	4,421	35,811

CHANGES IN UNITS:
Beginning units	33,836	7,690	17,676	23,366	53,504	42,684	4,126	3,472
Units purchased	18,782	28,390	602	1,327	5,252	14,874	247	2,640
Units redeemed	(19,749)	(2,244)	(10,855)	(7,017)	(27,022)	(4,054)	(3,352)	(1,986)

Ending units	32,869	33,836	7,423	17,676	31,734	53,504	1,021	4,126

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RENF		RESF		RLCE		RFSF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	-	-	2,579	26,705	-	1,748
Realized gain (loss) on investments	(426,965)	61,668	(257,345)	169,233	(221,594)	(102,999)	(88,389)	(25,214)
Change in unrealized gain (loss) on investments	67,993	14,620	(166,481)	(12,172)	(147,165)	(24,711)	(8,451)	2,199
Reinvested capital gains	33,159	89,312	47,452	47,552	8,295	108,264	-	9,630

Net increase (decrease) in contract owners’ equity resulting from operations	(325,813)	165,600	(376,374)	204,613	(357,885)	7,259	(96,840)	(11,637)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	91,994	67,184	88,325	28,058	110,053	114,558	10,517	23,877
Transfers between funds	(314,288)	592,830	(351,171)	726,248	(694,972)	219,348	142,082	(57,233)
Surrenders (note 6)	(18,358)	(13,870)	(14,881)	(13,534)	(23,670)	(7,205)	(415)	(569)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,619)	(1,569)	(7,885)	(11,898)	(10,088)	779	(81)	(1,719)
Deductions for surrender charges (note 2d)	(3,486)	(4,876)	(1,918)	(2,200)	(10,346)	(699)	(565)	(19)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,543)	(47,219)	(62,792)	(50,760)	(42,034)	(82,336)	(6,243)	(9,176)
Asset charges (note 3):	(2,747)	(2,589)	(3,146)	(3,130)	(2,335)	(4,479)	(375)	(482)
Adjustments to maintain reserves	(85)	(15)	(104)	36	(74)	32	(40)	19

Net equity transactions	(316,132)	589,876	(353,572)	672,820	(673,466)	239,998	144,880	(45,302)

Net change in contract owners’ equity	(641,945)	755,476	(729,946)	877,433	(1,031,351)	247,257	48,040	(56,939)
Contract owners’ equity beginning of period	1,069,329	313,853	1,074,069	196,636	1,221,809	974,552	96,386	153,325

Contract owners’ equity end of period	$427,384	1,069,329	344,123	1,074,069	190,458	1,221,809	144,426	96,386

CHANGES IN UNITS:
Beginning units	34,604	13,530	34,200	8,584	52,820	47,634	7,612	9,832
Units purchased	6,963	23,861	8,955	28,950	7,077	10,131	15,159	1,885
Units redeemed	(15,939)	(2,787)	(17,311)	(3,334)	(41,657)	(4,945)	(819)	(4,105)

Ending units	25,628	34,604	25,844	34,200	18,240	52,820	21,952	7,612

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RUGB		RHCF		RVHEQ		RINF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,362	65,017	-	-	1,469	11,669	-	-
Realized gain (loss) on investments	508,229	100,085	(123,786)	22,186	(67,201)	4,085	(7,269)	(17,659)
Change in unrealized gain (loss) on investments	65,185	9,558	(27,863)	684	17,806	(14,611)	(971)	1,168
Reinvested capital gains	-	-	16,766	4,127	-	3,763	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	600,776	174,660	(134,883)	26,997	(47,926)	4,906	(8,240)	(16,491)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	121,461	10,289	39,355	50,764	16,024	26,960	4,254	6,070
Transfers between funds	(29,767)	222,574	234,030	(222,291)	(101,708)	74,902	(30,178)	(87,711)
Surrenders (note 6)	(5,067)	(10,185)	(7,400)	(518)	(1,345)	(13,915)	(868)	(316)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(41,675)	(16,487)	(17,210)	(14,230)	(2,950)	(5,784)	(2,153)	(4,506)
Deductions for surrender charges (note 2d)	(180)	(1,502)	(2,606)	(1,023)	(238)	(1,680)	(326)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,204)	(43,169)	(24,675)	(13,645)	(14,189)	(21,484)	(4,338)	(7,016)
Asset charges (note 3):	(3,419)	(3,322)	(1,361)	(1,011)	(753)	(1,319)	(225)	(561)
Adjustments to maintain reserves	(518)	(3,542)	(46)	-	(5)	(8)	(36)	13

Net equity transactions	(15,369)	154,656	220,087	(201,954)	(105,164)	57,672	(33,870)	(94,027)

Net change in contract owners’ equity	585,407	329,316	85,204	(174,957)	(153,090)	62,578	(42,110)	(110,518)
Contract owners’ equity beginning of period	461,065	131,749	211,046	386,003	255,430	192,852	66,892	177,410

Contract owners’ equity end of period	$1,046,472	461,065	296,250	211,046	102,340	255,430	24,782	66,892

CHANGES IN UNITS:
Beginning units	35,794	11,224	15,064	29,212	24,228	18,870	4,208	12,320
Units purchased	29,690	31,648	17,439	3,930	2,639	9,558	362	398
Units redeemed	(9,388)	(7,078)	(4,362)	(18,078)	(14,121)	(4,200)	(1,742)	(8,510)

Ending units	56,096	35,794	28,141	15,064	12,746	24,228	2,828	4,208

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVIDD		RJNF		RVIMC		RAF
	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$732	1,949	1,433	23,058	403	4,145	483	11,725
Realized gain (loss) on investments	195,607	11,597	(134,523)	(104,792)	46,464	(24,950)	181,822	(303,277)
Change in unrealized gain (loss) on investments	(54,843)	45,136	(1,132)	(14,082)	195	1,928	(3,219)	(6,701)
Reinvested capital gains	44,696	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,192	58,682	(134,222)	(95,816)	47,062	(18,877)	179,086	(298,253)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52	1,733	13,454	24,312	3,077	1,703	298,278	196,694
Transfers between funds	(1,219,399)	1,152,701	429,036	(536,368)	(116,639)	44,696	(522,713)	250,526
Surrenders (note 6)	(66)	(2,060)	(15,257)	(5,629)	(11,596)	(31,449)	(13,208)	(68,953)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(32,175)	(25,448)	(34,565)	(36,971)	(6,678)	(1,643)	(17,274)	(21,933)
Deductions for surrender charges (note 2d)	-	-	(35,909)	(376)	(1,256)	(3,618)	(211)	(6,237)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,899)	(13,053)	(24,753)	(25,449)	(9,099)	(6,003)	(87,753)	(80,084)
Asset charges (note 3):	(2,457)	(762)	(1,515)	(1,509)	(839)	(508)	(3,739)	(4,695)
Adjustments to maintain reserves	(16)	(1)	128	(13)	(11)	-	(26)	6

Net equity transactions	(1,287,960)	1,113,110	330,619	(582,003)	(143,041)	3,178	(346,646)	265,324

Net change in contract owners’ equity	(1,101,768)	1,171,792	196,397	(677,819)	(95,979)	(15,699)	(167,560)	(32,929)
Contract owners’ equity beginning of period	1,299,856	128,064	169,156	846,975	156,102	171,801	308,276	341,205

Contract owners’ equity end of period	$198,088	1,299,856	365,553	169,156	60,123	156,102	140,716	308,276

CHANGES IN UNITS:
Beginning units	202,906	18,194	20,956	100,194	20,476	22,088	43,324	42,542
Units purchased	33	191,111	58,884	2,706	348	4,230	35,880	24,481
Units redeemed	(183,714)	(6,399)	(14,951)	(81,944)	(14,957)	(5,842)	(65,844)	(23,699)

Ending units	19,225	202,906	64,889	20,956	5,867	20,476	13,360	43,324

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVISC		RUF		RLCJ		RVLCG
	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$11,113	14,163	2,181	19,963	957	15,276	-	-
Realized gain (loss) on investments	10,126	(12,714)	1,378,188	(124,684)	(21,672)	(223,247)	(103,928)	(7,455)
Change in unrealized gain (loss) on investments	(26,821)	(1,766)	(18,594)	76,987	(39,791)	143,905	(2,669)	691
Reinvested capital gains	-	-	-	-	-	-	-	6,620

Net increase (decrease) in contract owners’ equity resulting from operations	(5,582)	(317)	1,361,775	(27,734)	(60,506)	(64,066)	(106,597)	(144)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,746	15,435	13,191	249,933	24,076	283,402	22,323	45,858
Transfers between funds	1,674,709	75,678	(1,312,862)	(415,617)	(53,439)	(791,675)	104,667	(384,711)
Surrenders (note 6)	(11,800)	(34,887)	(2,369)	(35,302)	(3,347)	(8,016)	(17,029)	(942)
Death benefits (note 4)	-	-	(30,048)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(25,792)	(8,366)	(29,673)	(1,209)	(2,083)	(8,110)	(10,655)	5,265
Deductions for surrender charges (note 2d)	(153)	(4,305)	(14)	(4,407)	(580)	(1,177)	(5,563)	(185)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,677)	(19,240)	(34,563)	(61,708)	(12,530)	(56,715)	(26,358)	(40,150)
Asset charges (note 3):	(2,186)	(1,666)	(3,202)	(2,515)	(803)	(2,328)	(961)	(1,954)
Adjustments to maintain reserves	(17)	4	594	9	(31)	(6)	(40)	25

Net equity transactions	1,615,830	22,653	(1,398,946)	(270,816)	(48,737)	(584,625)	66,384	(376,794)

Net change in contract owners’ equity	1,610,248	22,336	(37,171)	(298,550)	(109,243)	(648,691)	(40,213)	(376,938)
Contract owners’ equity beginning of period	255,044	232,708	460,803	759,353	218,535	867,226	300,232	677,170

Contract owners’ equity end of period	$1,865,292	255,044	423,632	460,803	109,292	218,535	260,019	300,232

CHANGES IN UNITS:
Beginning units	33,112	31,834	60,634	100,746	16,262	57,286	25,586	60,544
Units purchased	168,992	10,749	1,128	34,211	2,491	20,299	17,368	8,205
Units redeemed	(7,891)	(9,471)	(21,730)	(74,323)	(6,619)	(61,323)	(6,130)	(43,163)

Ending units	194,213	33,112	40,032	60,634	12,134	16,262	36,824	25,586

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVLCV		RLF		RMED		RVMCG
	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,106	2,713	-	-	-	8,899	-	-
Realized gain (loss) on investments	(115,776)	(306)	(20,274)	7,476	(241,396)	(137,130)	(124,592)	8,406
Change in unrealized gain (loss) on investments	24,507	(26,554)	(3,271)	(2,439)	(25,428)	55,128	(34,891)	(25,423)
Reinvested capital gains	16,293	20,096	2,078	2,426	-	67,248	-	40,169

Net increase (decrease) in contract owners’ equity resulting from operations	(73,870)	(4,051)	(21,467)	7,463	(266,824)	(5,855)	(159,483)	23,152

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	34,098	65,611	2,151	7,749	89,209	173,815	50,440	75,900
Transfers between funds	(22,557)	(267,609)	3,674	(254,590)	(24,228)	(244,536)	(288,328)	82,141
Surrenders (note 6)	(13,148)	(6,031)	-	(269)	(22,841)	(12,182)	(2,466)	(9,923)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(193)	(24,643)	(4,573)	(255)	(4,792)	1,005	(1,983)	(6,019)
Deductions for surrender charges (note 2d)	(1,058)	(427)	(382)	(101)	(11,086)	(2,497)	(168)	(1,117)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,667)	(30,386)	(3,130)	(6,782)	(39,531)	(57,162)	(24,501)	(34,295)
Asset charges (note 3):	(536)	(1,566)	(120)	(405)	(1,897)	(2,774)	(1,353)	(2,121)
Adjustments to maintain reserves	(31)	(9)	(19)	19	(61)	20	(22)	11

Net equity transactions	(14,092)	(265,060)	(2,399)	(254,634)	(15,227)	(144,311)	(268,381)	104,577

Net change in contract owners’ equity	(87,962)	(269,111)	(23,866)	(247,171)	(282,051)	(150,166)	(427,864)	127,729
Contract owners’ equity beginning of period	138,926	408,037	27,489	274,660	543,628	693,794	623,135	495,406

Contract owners’ equity end of period	$50,964	138,926	3,623	27,489	261,577	543,628	195,271	623,135

CHANGES IN UNITS:
Beginning units	10,646	29,590	1,742	16,964	29,858	39,476	46,060	39,714
Units purchased	4,047	5,438	164	477	7,711	10,561	7,681	11,021
Units redeemed	(7,087)	(24,382)	(1,455)	(15,699)	(5,760)	(20,179)	(31,137)	(4,675)

Ending units	7,606	10,646	451	1,742	31,809	29,858	22,604	46,060

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVMCV		RVCEQ		RVF		ROF
	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	3,775	1,157	148	473	9,564	432	976
Realized gain (loss) on investments	(18,848)	3,875	(17,575)	(7,280)	(799,337)	463,466	(614,232)	699,570
Change in unrealized gain (loss) on investments	(76,233)	(6,992)	3,409	(3,473)	17,935	(4,866)	44,804	(34,280)
Reinvested capital gains	24,662	183	84	1,965	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,419)	841	(12,925)	(8,640)	(780,929)	468,164	(568,996)	666,266

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,257	48,293	576	768	102,267	252,604	34,871	108,891
Transfers between funds	15,250	(209,750)	9,937	13,448	(1,859,108)	1,199,891	(2,740,125)	2,921,995
Surrenders (note 6)	(2,125)	(3,026)	-	-	(82,794)	(4,112)	(38,369)	(5,363)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,095	(21,161)	-	-	(8,604)	(7,555)	(15,661)	(17,564)
Deductions for surrender charges (note 2d)	(199)	(614)	-	-	(24,176)	(4,223)	(7,749)	(1,808)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,078)	(25,038)	(1,632)	(1,824)	(84,361)	(126,424)	(49,723)	(78,326)
Asset charges (note 3):	(678)	(1,286)	(93)	(148)	(4,348)	(6,755)	(3,569)	(5,996)
Adjustments to maintain reserves	(47)	11	(16)	3	(28)	(3)	(9)	2

Net equity transactions	47,475	(212,571)	8,772	12,247	(1,961,152)	1,303,423	(2,820,334)	2,921,831

Net change in contract owners’ equity	(22,944)	(211,730)	(4,153)	3,607	(2,742,081)	1,771,587	(3,389,330)	3,588,097
Contract owners’ equity beginning of period	123,501	335,231	22,889	19,282	3,035,305	1,263,718	4,651,780	1,063,683

Contract owners’ equity end of period	$100,557	123,501	18,736	22,889	293,224	3,035,305	1,262,450	4,651,780

CHANGES IN UNITS:
Beginning units	8,884	22,946	2,278	1,818	180,778	96,492	316,054	85,150
Units purchased	7,384	4,014	1,003	645	10,611	94,494	2,794	239,444
Units redeemed	(3,436)	(18,076)	(226)	(185)	(127,658)	(10,208)	(171,185)	(8,540)

Ending units	12,832	8,884	3,055	2,278	63,731	180,778	147,663	316,054

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RNF		RPMF		RREF		RRF
	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$929	10,389	-	-	1,514	3,593	-	-
Realized gain (loss) on investments	(130,894)	20,552	(1,115,927)	146,380	(133,159)	(12,394)	(18,108)	(1,742)
Change in unrealized gain (loss) on investments	(78,610)	(31,219)	278,080	(46,093)	(12,702)	(25,613)	110	642
Reinvested capital gains	-	-	-	-	15,252	17,925	4	980

Net increase (decrease) in contract owners’ equity resulting from operations	(208,575)	(278)	(837,847)	100,287	(129,095)	(16,489)	(17,994)	(120)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,648	43,775	95,581	111,899	50,421	58,909	725	922
Transfers between funds	(276,108)	135,668	438,650	538,986	189,382	(340,201)	40,587	(17,209)
Surrenders (note 6)	(50,728)	(6,082)	(24,375)	(35,823)	(2,219)	(463)	(1)	(59)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(12,035)	(12,183)	(44,831)	19,543	(2,394)	(4,394)	(1,706)	(8)
Deductions for surrender charges (note 2d)	(4,496)	(996)	(2,361)	(1,723)	(373)	(212)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,002)	(36,634)	(65,189)	(52,869)	(17,594)	(22,410)	(1,406)	(1,420)
Asset charges (note 3):	(1,587)	(2,603)	(6,125)	(4,562)	(933)	(1,193)	(102)	(89)
Adjustments to maintain reserves	(26)	2	(66)	46	(89)	205	(32)	(4)

Net equity transactions	(340,334)	120,947	391,284	575,497	216,201	(309,759)	38,065	(17,867)

Net change in contract owners’ equity	(548,909)	120,669	(446,563)	675,784	87,106	(326,248)	20,071	(17,987)
Contract owners’ equity beginning of period	730,680	610,011	1,833,424	1,157,640	134,577	460,825	1,710	19,697

Contract owners’ equity end of period	$181,771	730,680	1,386,861	1,833,424	221,683	134,577	21,781	1,710

CHANGES IN UNITS:
Beginning units	44,842	37,858	98,254	74,170	8,272	22,910	152	1,530
Units purchased	3,790	10,888	31,361	30,364	16,768	5,214	3,045	149
Units redeemed	(24,129)	(3,904)	(8,640)	(6,280)	(1,692)	(19,852)	(310)	(1,527)

Ending units	24,503	44,842	120,975	98,254	23,348	8,272	2,887	152

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RMEK		RTF		RSRF		RVSCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$783	30,945	-	16,506	-	-	-	-
Realized gain (loss) on investments	(620,102)	(620,694)	(1,149,666)	(310,998)	(181,413)	27,027	(54,039)	(32,590)
Change in unrealized gain (loss) on investments	36,312	(102,712)	49,869	(34,948)	(160,175)	(17,089)	2,117	5,616
Reinvested capital gains	-	103,867	-	176,525	2,125	65,277	-	8,699

Net increase (decrease) in contract owners’ equity resulting from operations	(583,007)	(588,594)	(1,099,797)	(152,915)	(339,463)	75,215	(51,922)	(18,275)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,339	89,483	71,796	95,005	140,694	196,374	19,428	33,530
Transfers between funds	296,411	(2,924,600)	(298,036)	1,090,051	(252,169)	346,183	30,752	(425,657)
Surrenders (note 6)	(33,410)	(13,683)	(37,630)	(5,132)	(14,350)	(10,762)	(272)	(3,488)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	21	(26,637)	12,407	20,486	(188)	(28,301)	(2,194)	(5,710)
Deductions for surrender charges (note 2d)	(3,482)	(2,019)	(30,756)	(2,333)	(9,210)	(1,581)	(10)	(328)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,819)	(104,259)	(57,930)	(103,814)	(73,748)	(49,927)	(9,397)	(20,292)
Asset charges (note 3):	(3,764)	(6,565)	(2,431)	(4,368)	(3,313)	(3,093)	(592)	(1,466)
Adjustments to maintain reserves	(25)	(38)	(36)	(12)	(63)	34	(8)	(6)

Net equity transactions	261,271	(2,988,318)	(342,616)	1,089,883	(212,347)	448,927	37,707	(423,417)

Net change in contract owners’ equity	(321,736)	(3,576,912)	(1,442,413)	936,968	(551,810)	524,142	(14,215)	(441,692)
Contract owners’ equity beginning of period	552,039	4,128,951	1,615,141	678,173	1,047,148	523,006	79,548	521,240

Contract owners’ equity end of period	$230,303	552,039	172,728	1,615,141	495,338	1,047,148	65,333	79,548

CHANGES IN UNITS:
Beginning units	32,980	230,052	90,754	38,340	57,518	35,262	6,010	39,338
Units purchased	6,260	5,539	4,762	62,210	13,811	28,256	2,681	4,042
Units redeemed	(10,950)	(202,611)	(65,202)	(9,796)	(25,420)	(6,000)	(1,176)	(37,370)

Ending units	28,290	32,980	30,314	90,754	45,909	57,518	7,515	6,010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RVSCV		RVSDL		RTEC		RTEL

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,155	652	-	-	-	-	660	421
Realized gain (loss) on investments	(39,012)	(92,928)	56,724	(4,283)	(65,856)	7,040	(99,855)	19,437
Change in unrealized gain (loss) on investments	(42,221)	4,005	(13,512)	(422)	1,213	1,464	6,061	(340)
Reinvested capital gains	-	46,732	-	-	12,843	-	61,557	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,078)	(41,539)	43,212	(4,705)	(51,800)	8,504	(31,577)	19,518

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,023	16,477	85,394	623	4,756	13,543	2,836	20,305
Transfers between funds	116,769	(143,203)	(82,848)	80,073	(177,231)	181,825	(28,163)	(67,837)
Surrenders (note 6)	(309)	(2,785)	(4,396)	(55)	(7,863)	(1,344)	(1,929)	(5,743)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	494	6,357	(6,333)	(4,859)	129	(7,012)	(1,368)	(9,822)
Deductions for surrender charges (note 2d)	(6)	(146)	(91)	-	(927)	(500)	(286)	(1,570)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,775)	(12,714)	(14,586)	(3,406)	(9,573)	(19,171)	(6,617)	(17,380)
Asset charges (note 3):	(546)	(919)	(558)	(194)	(499)	(1,198)	(423)	(1,418)
Adjustments to maintain reserves	(43)	8	(12)	(4)	(33)	14	(34)	4

Net equity transactions	127,607	(136,925)	(23,430)	72,178	(191,241)	166,157	(35,984)	(83,461)

Net change in contract owners’ equity	47,529	(178,464)	19,782	67,473	(243,041)	174,661	(67,561)	(63,943)
Contract owners’ equity beginning of period	60,295	238,759	75,240	7,767	285,809	111,148	159,739	223,682

Contract owners’ equity end of period	$107,824	60,295	95,022	75,240	42,768	285,809	92,178	159,739

CHANGES IN UNITS:
Beginning units	5,192	16,374	8,566	788	22,122	9,496	9,704	14,842
Units purchased	12,290	2,313	10,980	8,666	562	15,066	2,273	2,174
Units redeemed	(1,050)	(13,495)	(9,298)	(888)	(16,620)	(2,440)	(1,733)	(7,312)

Ending units	16,432	5,192	10,248	8,566	6,064	22,122	10,244	9,704

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	RTRF		RUTL		RVWDL

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$-	-	813	5,129	-	72,048
Realized gain (loss) on investments	(65,703)	(49,228)	(129,567)	17,138	(49,812)	48,446
Change in unrealized gain (loss) on investments	(8,890)	3,460	5,254	(318)	64,656	(61,112)
Reinvested capital gains	2,856	33,496	2,150	34,603	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(71,737)	(12,272)	(121,350)	56,552	14,844	59,382

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,124	22,285	42,319	40,135	12,233	8,954
Transfers between funds	140,691	(75,532)	2,964	(247,628)	76,517	295,732
Surrenders (note 6)	(7)	(425)	(3,166)	(13,312)	(1,453)	(66)
Death benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,778)	(8,154)	(15,398)	(30,874)	14	(8,740)
Deductions for surrender charges (note 2d)	-	(61)	(2,354)	(1,016)	(215)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,313)	(7,507)	(27,166)	(31,048)	(12,675)	(6,699)
Asset charges (note 3):	(773)	(368)	(1,316)	(1,780)	(822)	(934)
Adjustments to maintain reserves	(30)	(2)	(73)	30	(14)	(8)

Net equity transactions	135,914	(69,764)	(4,190)	(285,493)	73,585	288,239

Net change in contract owners’ equity	64,177	(82,036)	(125,540)	(228,941)	88,429	347,621
Contract owners’ equity beginning of period	57,784	139,820	258,009	486,950	566,519	218,898

Contract owners’ equity end of period	$121,961	57,784	132,469	258,009	654,948	566,519

CHANGES IN UNITS:
Beginning units	4,146	9,154	13,404	28,552	45,758	20,884
Units purchased	9,499	1,698	4,393	3,717	15,756	26,389
Units redeemed	(1,937)	(6,706)	(8,025)	(18,865)	(1,237)	(1,515)

Ending units	11,708	4,146	9,772	13,404	60,277	45,758

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges. Policy owners may invest in the following:

With certain exceptions, contract owners may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Income & Growth Fund - Class III (ACVIG3)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Ultra(R) Fund - Class III (ACVU3)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Value Fund - Class III (ACVV3)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Government Bond Fund - Class II (GBF2)*

Nationwide VIT - Government Bond Fund - Class III (GBF3)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)*

Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)

Nationwide VIT - Money Market Fund - Class II (SAM2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Fund - Class III (TRF3)

Portfolios of the Rydex Variable Trust;

Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)

Rydex Variable Trust Portfolios - Banking Fund (RBKF)

Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)

Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)

Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust Portfolios - Electronics Fund (RELF)

Rydex Variable Trust Portfolios - Energy Fund (RENF)

Rydex Variable Trust Portfolios - Energy Services Fund (RESF)

Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)

Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust Portfolios - Health Care Fund (RHCF)

Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)

Rydex Variable Trust Portfolios - Internet Fund (RINF)

Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)

Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF) (formerly Inverse OTC

    Strategy Fund)

Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)

Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)

Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)

Rydex Variable Trust Portfolios - Leisure Fund (RLF)

Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)

Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)

Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)

Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF) (formerly OTC 2x Strategy Fund)

Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF) (formerly OTC Fund)

Rydex Variable Trust Portfolios - Nova Fund (RNF)

Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)

Rydex Variable Trust Portfolios - Real Estate Fund (RREF)

Rydex Variable Trust Portfolios - Retailing Fund (RRF)

Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)

Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)

Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)

Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust Portfolios - Technology Fund (RTEC)

Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)

Rydex Variable Trust Portfolios - Transportation Fund (RTRF)

Rydex Variable Trust Portfolios - Utilities Fund (RUTL)

Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2008 and 2007, total front-end sales charge deductions were $414,026 and $475,885, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, and declines in specified percentages each year. After the ninth year, the charge is 0%. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,000 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the Specified Amount or minimum required death benefit;

2)	The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;

3)	The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5),

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2008 and 2007, total transfers into the Account from the fixed account were $759,592 and $1,193,323, respectively, and total transfers from the Account to the fixed account were $1,704,892 and $1,563,081, respectively.

(7) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$54,076,560	0	$54,076,560

Accounts Payable of $235 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	517	$9.897787	$5,117	1.70%	-34.73%
2007	718	15.163917	10,888	1.60%	-0.43%
2006	750	15.229877	11,422	1.44%	16.81%
2005	1,326	13.037836	17,288	34.55%	4.52%
2004	2,714	12.474389	33,855	1.01%	12.57%
American Century VP - Income & Growth Fund - Class III (ACVIG3)
2008	11,835	8.246990	97,603	2.40%	-34.59%
2007	17,228	12.607351	217,199	1.48%	-0.07%
2006	11,246	12.615826	141,878	1.36%	17.09%
2005	5,672	10.774753	61,114	0.00%	7.75%	5/2/2005
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	1,574	8.135719	12,806	0.00%	-41.65%
2007	1,664	13.942182	23,200	0.00%	20.84%
2006	4,954	11.537562	57,157	0.00%	-3.39%
2005	5,704	11.942190	68,118	0.00%	1.97%
2004	9,962	11.710979	116,665	0.00%	10.59%
American Century VP - Ultra(R) Fund - Class III (ACVU3)
2008	7,813	7.560823	59,073	0.00%	-41.52%
2007	7,520	12.928640	97,223	0.00%	21.04%
2006	6,486	10.681571	69,281	0.00%	-3.28%
2005	2,692	11.043659	29,730	0.00%	10.44%	5/2/2005
American Century VP - Value Fund - Class II (ACVV2)
2008	2,572	10.909345	28,059	2.28%	-26.80%
2007	2,872	14.904082	42,805	1.73%	-5.31%
2006	4,474	15.739668	70,419	1.21%	18.46%
2005	4,744	13.286571	63,031	1.04%	4.85%
2004	9,250	12.671512	117,211	0.00%	14.17%
American Century VP - Value Fund - Class III (ACVV3)
2008	29,398	8.904231	261,767	2.62%	-26.78%
2007	40,622	12.160229	493,973	1.35%	-5.14%
2006	28,188	12.818874	361,338	1.21%	18.65%
2005	14,436	10.803690	155,962	0.00%	8.04%	5/2/2005
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2004	9,968	12.409671	123,700	0.18%	11.23%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	4,127	9.099694	37,554	2.24%	-42.81%
2007	4,452	15.911679	70,839	1.19%	1.27%
2006	8,350	15.711721	131,193	3.01%	19.93%
2005	9,668	13.100905	126,660	1.48%	5.57%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2008	29,744	7.630455	226,960	2.57%	-42.82%
2007	24,786	13.343675	330,736	1.76%	1.27%
2006	18,672	13.176169	246,025	3.37%	19.89%
2005	9,848	10.990361	108,233	0.00%	9.90%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2004	3,356	$11.053471	$37,095	0.11%	3.12%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	893	8.294550	7,407	0.56%	-47.31%
2007	1,094	15.741342	17,221	0.51%	26.66%
2006	2,334	12.428116	29,007	0.16%	6.57%
2005	3,092	11.661647	36,058	0.25%	5.50%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FG2R)
2008	15,682	7.997632	125,419	0.24%	-47.31%
2007	41,960	15.178221	636,878	0.40%	26.66%
2006	5,890	11.983852	70,585	0.21%	6.58%
2005	4,986	11.243640	56,061	0.00%	12.44%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2004	17,268	12.622344	217,963	0.04%	15.16%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FC2R)
2008	59,096	8.960063	529,504	0.60%	-42.69%
2007	102,134	15.633758	1,596,738	1.01%	17.30%
2006	51,338	13.328329	684,250	1.17%	11.43%
2005	16,980	11.961699	203,110	0.00%	19.62%	5/2/2005
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	4,369	11.029518	48,188	0.78%	-42.69%
2007	4,758	19.245347	91,569	0.57%	17.30%
2006	9,232	16.406598	151,466	0.90%	11.43%
2005	12,254	14.723477	180,421	0.14%	16.65%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	274,948	7.945275	2,184,538	9.94%	-28.10%
2007	11,908	11.050073	131,584	5.31%	3.17%
2006	5,192	10.710781	55,610	5.76%	7.11%	5/1/2006
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	2,449	13.098136	32,077	4.22%	7.72%
2007	2,614	12.159545	31,785	4.42%	7.16%
2006	2,848	11.347304	32,317	4.06%	3.34%
2005	4,484	10.980441	49,236	1.46%	3.26%
2004	4,364	10.633428	46,404	4.89%	3.26%
Nationwide VIT - Government Bond Fund - Class III (GBF3)
2008	129,103	12.112370	1,563,743	4.98%	7.73%
2007	40,388	11.243704	454,111	4.65%	7.15%
2006	17,056	10.493015	178,969	4.84%	3.35%
2005	5,436	10.153318	55,193	3.43%	1.53%	5/2/2005
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	395	9.497063	3,751	2.04%	-36.84%
2007	450	15.037103	6,767	1.92%	5.96%
2006	486	14.191530	6,897	1.97%	16.87%
2005	540	12.143224	6,557	1.85%	7.93%
2004	366	11.250923	4,118	2.95%	12.51%	5/3/2004
Nationwide VIT - Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2008	24,979	8.768562	219,030	1.45%	-36.89%
2007	196,210	13.893242	2,725,993	4.87%	5.97%
2006	11,738	13.110997	153,897	3.10%	16.92%
2005	1,758	11.213798	19,714	2.78%	12.14%	5/2/2005
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2004	232	10.429263	2,420	4.23%	4.29%	5/3/2004

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Investor Destinations Conservative Fund - Class VI (GVIDC6)
2008	16,092	$10.866345	$174,861	3.51%	-6.18%
2007	9,988	11.581503	115,676	4.29%	5.43%
2006	2,544	10.985285	27,947	2.88%	6.13%
2005	4,990	10.350568	51,649	1.90%	3.51%	5/2/2005
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	305	10.338217	3,153	1.66%	-23.20%
2007	1,346	13.460367	18,118	2.30%	5.66%
2006	2,734	12.739401	34,830	2.04%	11.35%
2005	6,366	11.440576	72,831	2.62%	5.34%
2004	468	10.860228	5,083	1.54%	8.60%	5/3/2004
Nationwide VIT - Investor Destinations Moderate Fund - Class VI (GVIDM6)
2008	46,082	9.718804	447,862	2.89%	-23.37%
2007	44,914	12.682135	569,605	3.04%	5.70%
2006	27,930	11.997767	335,098	2.71%	11.44%
2005	14,960	10.765754	161,056	2.34%	7.66%	5/2/2005
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	3,221	9.909016	31,917	2.45%	-31.39%
2007	3,506	14.442614	50,636	2.07%	6.15%
2006	6,138	13.605809	83,512	2.13%	14.54%
2005	7,256	11.878625	86,191	2.29%	7.07%
2004	2,082	11.094081	23,098	0.82%	10.94%	5/3/2004
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2008	35,715	9.198575	328,527	2.06%	-31.39%
2007	85,062	13.406873	1,140,415	3.02%	6.16%
2006	25,380	12.629205	320,529	2.85%	14.56%
2005	11,276	11.024077	124,307	2.21%	10.24%	5/2/2005
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2007	212	12.780655	2,709	3.05%	5.86%
2006	216	12.073257	2,608	2.74%	8.42%
2005	220	11.135379	2,450	2.11%	4.49%
2004	232	10.657326	2,472	4.19%	6.57%	5/3/2004
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2008	1,966	10.289483	20,229	2.32%	-15.03%
2007	19,792	12.108905	239,659	3.59%	5.82%
2006	2,712	11.442941	31,033	2.56%	8.39%
2005	5,696	10.556801	60,132	1.93%	5.57%	5/2/2005
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	239	8.721409	2,084	0.00%	-46.11%
2007	262	16.184105	4,240	0.00%	9.01%
2006	282	14.845789	4,187	0.00%	9.91%
2005	356	13.507474	4,809	0.00%	9.74%
2004	496	12.308466	6,105	0.00%	15.34%
Nationwide VIT - Mid Cap Growth Fund - Class III (SGRF3)
2008	2,358	7.574446	17,861	0.00%	-46.10%
2007	1,992	14.052648	27,993	0.00%	8.97%
2006	1,470	12.895981	18,957	0.00%	9.93%
2005	1,624	11.730689	19,051	0.00%	17.31%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Nationwide VIT - Money Market Fund - Class II (SAM2)
2008	3,034,772	$11.286810	$34,252,895	1.16%	1.24%
2007	1,962,104	11.148704	21,874,917	3.81%	4.25%
2006	2,220,642	10.693892	23,747,306	4.02%	4.11%
2005	1,663,006	10.272104	17,082,571	2.50%	2.26%
2004	514,102	10.044777	5,164,040	0.62%	0.41%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	176	7.573815	1,333	0.00%	-46.54%
2007	192	14.165991	2,720	0.00%	9.50%
2006	204	12.936937	2,639	0.00%	2.99%
2005	222	12.561849	2,789	0.00%	7.73%
2004	284	11.660011	3,311	0.00%	13.17%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2008	1,017	7.292775	7,417	0.00%	-46.45%
2007	844	13.619779	11,495	0.00%	9.81%
2006	102	12.403041	1,265	0.00%	3.23%
2005	48	12.015208	577	0.00%	20.15%	5/2/2005
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2004	1,850	13.422532	24,832	0.00%	17.00%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	218	10.146116	2,212	0.91%	-32.30%
2007	238	14.986718	3,567	0.97%	-7.23%
2006	256	16.154401	4,136	0.15%	17.10%
2005	1,076	13.795785	14,844	0.00%	2.78%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2008	2,067	8.477744	17,523	1.13%	-32.21%
2007	1,882	12.505138	23,535	1.15%	-6.92%
2006	2,216	13.435365	29,773	0.47%	17.37%
2005	1,502	11.447242	17,194	0.12%	14.47%	5/2/2005
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2004	2,002	13.021653	26,069	0.00%	18.78%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	1,555	10.238139	15,920	0.61%	-38.35%
2007	1,648	16.607844	27,370	0.00%	1.89%
2006	1,682	16.298982	27,415	0.05%	11.75%
2005	2,012	14.584947	29,345	0.00%	12.01%
Nationwide VIT - Multi-Manager Small Company Fund - Class III (SCF3)
2008	7,017	8.274662	58,063	0.69%	-38.16%
2007	4,660	13.381102	62,356	0.02%	2.11%
2006	4,922	13.104467	64,500	0.33%	12.07%
2005	1,232	11.693622	14,407	0.00%	16.94%	5/2/2005
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	745	9.069070	6,756	1.18%	-41.61%
2007	850	15.531959	13,202	0.83%	7.89%
2006	966	14.395658	13,906	0.92%	13.40%
2005	1,130	12.694519	14,345	0.42%	7.04%
2004	9,566	11.859676	113,450	24.99%	9.53%
Nationwide VIT - Nationwide Fund - Class III (TRF3)
2008	2,677	7.983847	21,373	3.17%	-41.54%
2007	1,890	13.657504	25,813	1.76%	8.22%
2006	2,316	12.620064	29,228	1.16%	13.71%
2005	1,560	11.098742	17,314	0.83%	10.99%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Rydex Variable Trust Portfolios - Absolute Return Strategies Fund (RVARS)
2008	14,173	$8.689885	$123,162	0.33%	-18.72%
2007	25,526	10.691335	272,907	2.15%	3.84%
2006	34,066	10.296439	350,758	1.53%	2.96%	5/1/2006
Rydex Variable Trust Portfolios - Banking Fund (RBKF)
2008	8,143	6.004219	48,892	0.10%	-41.16%
2007	2,542	10.204559	25,940	1.72%	-27.08%
2006	22,686	13.994135	317,471	2.27%	11.25%
2005	2,582	12.579511	32,480	4.89%	-2.77%
2004	4,394	12.937277	56,846	0.29%	14.74%
Rydex Variable Trust Portfolios - Basic Materials Fund (RBMF)
2008	17,231	13.126195	226,178	0.64%	-45.40%
2007	29,380	24.039646	706,285	0.14%	33.97%
2006	17,404	17.944662	312,309	1.41%	22.29%
2005	4,112	14.673284	60,337	0.40%	4.04%
2004	10,942	14.103745	154,323	0.08%	20.83%
Rydex Variable Trust Portfolios - Biotechnology Fund (RBF)
2008	16,986	10.280937	174,632	0.00%	-11.78%
2007	15,098	11.653173	175,940	0.00%	4.40%
2006	6,516	11.161543	72,729	0.00%	-3.32%
2005	23,156	11.545119	267,339	0.00%	10.67%
2004	7,664	10.432198	79,952	0.00%	1.10%
Rydex Variable Trust Portfolios - Commodities Strategy Fund (RVCMD)
2008	32,869	5.110532	167,978	1.83%	-49.02%
2007	33,836	10.025298	339,216	0.00%	31.02%
2006	7,690	7.651770	58,842	0.00%	-23.48%	5/1/2006
Rydex Variable Trust Portfolios - Consumer Products Fund (RCPF)
2008	7,423	12.243999	90,888	0.08%	-23.39%
2007	17,676	15.982190	282,501	2.69%	11.08%
2006	23,366	14.388183	336,194	1.29%	17.42%
2005	1,342	12.253101	16,444	0.53%	-0.40%
2004	8,724	12.301853	107,321	0.09%	13.30%
Rydex Variable Trust Portfolios - Dow 2x Strategy Fund (RVLDD)
2008	31,734	5.649202	179,272	2.38%	-61.71%
2007	53,504	14.755247	789,465	1.17%	8.15%
2006	42,684	13.643242	582,348	0.63%	30.54%
2005	53,398	10.451225	558,075	1.00%	-3.81%
2004	67,110	10.864909	729,144	24.03%	8.65%	5/3/2004
Rydex Variable Trust Portfolios - Electronics Fund (RELF)
2008	1,021	4.330161	4,421	0.00%	-50.11%
2007	4,126	8.679366	35,811	0.00%	-2.50%
2006	3,472	8.901590	30,906	0.00%	2.49%
2005	6,830	8.685720	59,323	0.00%	3.87%
2004	26,786	8.361905	223,982	0.00%	-21.98%
Rydex Variable Trust Portfolios - Energy Fund (RENF)
2008	25,628	16.676466	427,384	0.00%	-46.03%
2007	34,604	30.901881	1,069,329	0.00%	33.22%
2006	13,530	23.196806	313,853	0.00%	11.93%
2005	14,022	20.725001	290,606	0.02%	38.54%
2004	9,006	14.959597	134,726	0.01%	32.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Rydex Variable Trust Portfolios - Energy Services Fund (RESF)
2008	25,844	$13.315356	$344,123	0.00%	-57.60%
2007	34,200	31.405533	1,074,069	0.00%	37.10%
2006	8,584	22.907246	196,636	0.00%	10.98%
2005	15,384	20.640855	317,539	0.00%	48.30%
2004	6,832	13.918556	95,092	0.00%	33.74%
Rydex Variable Trust Portfolios - Europe 1.25x Strategy Fund (RLCE)
2008	18,240	10.441772	190,458	0.42%	-54.86%
2007	52,820	23.131559	1,221,809	2.46%	13.06%
2006	47,634	20.459178	974,552	3.26%	29.51%
2005	11,096	15.797477	175,289	0.69%	6.36%
2004	10,914	14.853477	162,111	33.87%	16.15%
Rydex Variable Trust Portfolios - Financial Services Fund (RFSF)
2008	21,952	6.579123	144,426	0.00%	-48.04%
2007	7,612	12.662369	96,386	1.72%	-18.80%
2006	9,832	15.594448	153,325	1.39%	16.73%
2005	3,668	13.359373	49,002	1.03%	3.38%
2004	6,502	12.922869	84,024	0.37%	17.12%
Rydex Variable Trust Portfolios - Government Long Bond 1.2x Strategy Fund (RUGB)
2008	56,096	18.655020	1,046,472	2.48%	44.82%
2007	35,794	12.881083	461,065	8.75%	9.74%
2006	11,224	11.738115	131,749	4.62%	-3.15%
2005	57,198	12.119946	693,237	4.23%	7.69%
2004	6,408	11.254914	72,121	3.37%	8.36%
Rydex Variable Trust Portfolios - Health Care Fund (RHCF)
2008	28,141	10.527344	296,250	0.00%	-24.86%
2007	15,064	14.009933	211,046	0.00%	6.02%
2006	29,212	13.213853	386,003	0.00%	5.11%
2005	12,090	12.571123	151,985	0.00%	10.64%
2004	5,430	11.361762	61,694	0.00%	6.22%
Rydex Variable Trust Portfolios - Hedged Equity Fund (RVHEQ)
2008	12,746	8.029164	102,340	0.89%	-23.84%
2007	24,228	10.542773	255,430	3.57%	3.16%
2006	18,870	10.220049	192,852	2.17%	2.20%	5/1/2006
Rydex Variable Trust Portfolios - Internet Fund (RINF)
2008	2,828	8.762996	24,782	0.00%	-44.87%
2007	4,208	15.896277	66,892	0.00%	10.39%
2006	12,320	14.400151	177,410	0.00%	9.70%
2005	10,806	13.126669	141,847	0.00%	-1.38%
2004	8,104	13.309860	107,863	0.00%	15.87%
Rydex Variable Trust Portfolios - Inverse Dow 2x Strategy Fund (RVIDD)
2008	19,225	10.303693	198,088	0.07%	60.84%
2007	202,906	6.406198	1,299,856	0.65%	-8.99%
2006	18,194	7.038825	128,064	1.53%	-21.77%
2005	9,932	8.997359	89,362	1.51%	1.63%
2004	11,886	8.853319	105,231	0.00%	-11.47%	5/3/2004
Rydex Variable Trust Portfolios - Inverse Government Long Bond Strategy Fund (RJNF)
2008	64,889	5.633507	365,553	0.41%	-30.21%
2007	20,956	8.071965	169,156	5.19%	-4.51%
2006	100,194	8.453350	846,975	4.68%	8.11%
2005	18,996	7.819540	148,540	0.00%	-5.24%
2004	45,952	8.251871	379,190	0.00%	-10.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Rydex Variable Trust Portfolios - Inverse Mid Cap Strategy Fund (RVIMC)
2008	5,867	$10.247647	$60,123	0.22%	34.42%
2007	20,476	7.623663	156,102	3.24%	-1.98%
2006	22,088	7.778040	171,801	0.77%	-3.83%
2005	1,968	8.087487	15,916	0.37%	-8.16%
2004	8	8.806000	70	0.00%	-11.94%	5/3/2004
Rydex Variable Trust Portfolios - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2008	13,360	10.532667	140,716	0.07%	48.02%
2007	43,324	7.115591	308,276	2.13%	-11.28%
2006	42,542	8.020429	341,205	3.46%	-1.40%
2005	30,592	8.134507	248,851	0.00%	1.27%
2004	706	8.032405	5,671	0.00%	-11.83%
Rydex Variable Trust Portfolios - Inverse Russell 2000(R) Strategy Fund (RVISC)
2008	194,213	9.604362	1,865,292	0.84%	24.69%
2007	33,112	7.702478	255,044	3.78%	5.37%
2006	31,834	7.310059	232,708	1.74%	-11.95%
2005	9,506	8.302632	78,925	0.79%	-3.05%
2004	2	8.564000	17	0.00%	-14.36%	5/3/2004
Rydex Variable Trust Portfolios - Inverse S&P 500 Strategy Fund (RUF)
2008	40,032	10.582340	423,632	0.17%	39.25%
2007	60,634	7.599743	460,803	2.23%	0.83%
2006	100,746	7.537297	759,353	7.68%	-7.50%
2005	85,596	8.148729	697,499	0.00%	-0.77%
2004	1,028	8.212022	8,442	0.00%	-10.21%
Rydex Variable Trust Portfolios - Japan 1.25x Strategy Fund (RLCJ)
2008	12,134	9.007103	109,292	0.54%	-32.97%
2007	16,262	13.438383	218,535	1.89%	-11.23%
2006	57,286	15.138532	867,226	4.87%	5.14%
2005	33,996	14.398959	489,507	0.00%	20.35%
2004	8,582	11.964662	102,681	0.00%	10.33%
Rydex Variable Trust Portfolios - Large Cap Growth Fund (RVLCG)
2008	36,824	7.061111	260,019	0.00%	-39.82%
2007	25,586	11.734222	300,232	0.00%	4.91%
2006	60,544	11.184753	677,170	0.00%	5.40%
2005	20,598	10.611331	218,572	0.15%	1.77%
2004	25,208	10.426349	262,827	2.64%	4.26%	5/3/2004
Rydex Variable Trust Portfolios - Large Cap Value Fund (RVLCV)
2008	7,606	6.700509	50,964	0.90%	-48.65%
2007	10,646	13.049584	138,926	0.66%	-5.37%
2006	29,590	13.789694	408,037	0.55%	17.66%
2005	4,670	11.719808	54,732	0.37%	4.19%
2004	9,168	11.248572	103,127	1.02%	12.49%	5/3/2004
Rydex Variable Trust Portfolios - Leisure Fund (RLF)
2008	451	8.033169	3,623	0.00%	-49.09%
2007	1,742	15.779861	27,489	0.00%	-2.54%
2006	16,964	16.190743	274,660	0.00%	23.47%
2005	140	13.113391	1,836	0.00%	-4.87%
2004	12,566	13.784595	173,217	0.00%	23.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Rydex Variable Trust Portfolios - Mid Cap 1.5x Strategy Fund (RMED)
2008	31,809	$8.223375	$261,577	0.00%	-54.83%
2007	29,858	18.207116	543,628	1.40%	3.60%
2006	39,476	17.575073	693,794	0.32%	10.46%
2005	47,902	15.910246	762,133	0.00%	14.07%
2004	35,336	13.948005	492,867	0.00%	22.14%
Rydex Variable Trust Portfolios - Mid Cap Growth Fund (RVMCG)
2008	22,604	8.638795	195,271	0.00%	-36.14%
2007	46,060	13.528764	623,135	0.00%	8.45%
2006	39,714	12.474351	495,406	0.00%	3.13%
2005	31,840	12.096000	385,137	0.00%	11.46%
2004	23,814	10.852000	258,430	0.00%	8.52%	5/3/2004
Rydex Variable Trust Portfolios - Mid Cap Value Fund (RVMCV)
2008	12,832	7.836481	100,557	0.00%	-43.63%
2007	8,884	13.901532	123,501	1.19%	-4.85%
2006	22,946	14.609575	335,231	1.45%	17.08%
2005	2,706	12.478766	33,768	0.18%	8.32%
2004	19,082	11.520171	219,828	0.04%	15.20%	5/3/2004
Rydex Variable Trust Portfolios - Multi Cap Core Equity Fund (RVCEQ)
2008	3,055	6.132847	18,736	5.09%	-38.96%
2007	2,278	10.048001	22,889	0.40%	-5.26%
2006	1,818	10.606110	19,282	0.05%	6.06%	5/1/2006
Rydex Variable Trust Portfolios - NASDAQ-100(R) 2x Strategy Fund (RVF)
2008	63,731	4.600967	293,224	0.04%	-72.60%
2007	180,778	16.790237	3,035,305	0.39%	28.20%
2006	96,492	13.096608	1,263,718	0.08%	4.86%
2005	146,814	12.489256	1,833,598	0.00%	-3.03%
2004	79,288	12.879723	1,021,207	1.71%	14.21%
Rydex Variable Trust Portfolios - NASDAQ-100(R) Fund (ROF)
2008	147,663	8.549537	1,262,450	0.03%	-41.91%
2007	316,054	14.718309	4,651,780	0.06%	17.82%
2006	85,150	12.491870	1,063,683	0.00%	5.77%
2005	192,028	11.810054	2,267,861	0.00%	1.11%
2004	64,918	11.680186	758,254	0.00%	9.35%
Rydex Variable Trust Portfolios - Nova Fund (RNF)
2008	24,503	7.418303	181,771	0.24%	-54.47%
2007	44,842	16.294539	730,680	1.59%	1.13%
2006	37,858	16.113126	610,011	1.45%	19.27%
2005	39,642	13.509344	535,537	0.27%	3.97%
2004	45,914	12.994126	596,612	0.03%	14.62%
Rydex Variable Trust Portfolios - Precious Metals Fund (RPMF)
2008	120,975	11.464027	1,386,861	0.00%	-38.56%
2007	98,254	18.660048	1,833,424	0.00%	19.55%
2006	74,170	15.607933	1,157,640	0.00%	21.43%
2005	28,740	12.853586	369,412	0.00%	20.89%
2004	7,414	10.632748	78,831	0.00%	-14.21%
Rydex Variable Trust Portfolios - Real Estate Fund (RREF)
2008	23,348	9.494752	221,683	0.72%	-41.64%
2007	8,272	16.268963	134,577	1.30%	-19.12%
2006	22,910	20.114577	460,825	2.34%	30.72%
2005	7,876	15.387085	121,189	1.68%	7.15%
2004	9,892	14.360615	142,055	0.86%	29.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Rydex Variable Trust Portfolios - Retailing Fund (RRF)
2008	2,887	$7.544562	$21,781	0.00%	-32.95%
2007	152	11.251641	1,710	0.00%	-12.60%
2006	1,530	12.873816	19,697	0.00%	10.08%
2005	1,402	11.695368	16,397	0.00%	5.48%
2004	1,914	11.088014	21,222	0.00%	10.06%
Rydex Variable Trust Portfolios - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2008	28,290	8.140814	230,303	0.06%	-51.36%
2007	32,980	16.738584	552,039	1.48%	-6.74%
2006	230,052	17.947904	4,128,951	0.53%	20.85%
2005	123,690	14.851425	1,836,973	4.59%	3.92%
2004	270,782	14.291895	3,869,988	0.00%	25.20%
Rydex Variable Trust Portfolios - S&P 500 2x Strategy Fund (RTF)
2008	30,314	5.697971	172,728	0.00%	-67.98%
2007	90,754	17.796913	1,615,141	1.40%	0.61%
2006	38,340	17.688405	678,173	1.33%	23.70%
2005	24,328	14.299570	347,880	0.08%	3.38%
2004	67,356	13.831516	931,636	0.00%	16.90%
Rydex Variable Trust Portfolios - Sector Rotation Fund (RSRF)
2008	45,909	10.789544	495,338	0.00%	-40.73%
2007	57,518	18.205576	1,047,148	0.00%	22.75%
2006	35,262	14.831991	523,006	0.00%	11.39%
2005	19,448	13.315851	258,967	0.00%	13.71%
2004	11,686	11.710392	136,848	0.00%	10.71%
Rydex Variable Trust Portfolios - Small Cap Growth Fund (RVSCG)
2008	7,515	8.693613	65,333	0.00%	-34.32%
2007	6,010	13.235997	79,548	0.00%	-0.11%
2006	39,338	13.250290	521,240	0.00%	7.73%
2005	20,828	12.299413	256,172	0.00%	6.20%
2004	29,966	11.581557	347,053	0.00%	15.82%	5/3/2004
Rydex Variable Trust Portfolios - Small Cap Value Fund (RVSCV)
2008	16,432	6.561795	107,824	1.09%	-43.50%
2007	5,192	11.613051	60,295	0.36%	-20.36%
2006	16,374	14.581618	238,759	0.91%	19.21%
2005	7,718	12.232292	94,409	0.00%	3.64%
2004	17,220	11.803243	203,252	0.09%	18.03%	5/3/2004
Rydex Variable Trust Portfolios - Strengthening Dollar 2x Strategy Fund (RVSDL)
2008	10,248	9.272246	95,022	0.00%	5.56%
2007	8,566	8.783542	75,240	0.00%	-10.89%
2006	788	9.856941	7,767	0.89%	-1.43%	5/1/2006
Rydex Variable Trust Portfolios - Technology Fund (RTEC)
2008	6,064	7.052840	42,768	0.00%	-45.41%
2007	22,122	12.919655	285,809	0.00%	10.38%
2006	9,496	11.704717	111,148	0.00%	5.89%
2005	13,002	11.053572	143,719	0.00%	3.11%
2004	2,962	10.720064	31,753	0.00%	1.15%
Rydex Variable Trust Portfolios - Telecommunications Fund (RTEL)
2008	10,244	8.998273	92,178	0.47%	-45.34%
2007	9,704	16.461176	159,739	0.12%	9.23%
2006	14,842	15.070863	223,682	1.75%	19.51%
2005	3,024	12.610236	38,133	0.00%	1.16%
2004	742	12.465243	9,249	0.00%	12.68%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio*	Total Return**	Initial Offering Date^

Rydex Variable Trust Portfolios - Transportation Fund (RTRF)
2008	11,708	$10.416860	$121,961	0.00%	-25.26%
2007	4,146	13.937206	57,784	0.00%	-8.75%
2006	9,154	15.274190	139,820	0.00%	7.38%
2005	9,142	14.223953	130,035	0.00%	8.48%
2004	4,710	13.111746	61,756	0.00%	22.99%
Rydex Variable Trust Portfolios - Utilities Fund (RUTL)
2008	9,772	13.556034	132,469	0.25%	-29.57%
2007	13,404	19.248677	258,009	1.13%	12.86%
2006	28,552	17.054864	486,950	3.40%	20.96%
2005	9,710	14.099167	136,903	0.64%	10.56%
2004	6,982	12.752103	89,035	2.24%	17.31%
Rydex Variable Trust Portfolios - Weakening Dollar 2x Strategy Fund (RVWDL)
2008	60,277	10.865629	654,948	0.00%	-12.24%
2007	45,758	12.380762	566,519	20.29%	18.12%
2006	20,884	10.481591	218,898	4.51%	4.82%	5/1/2006

2008 Contract owners’ equity			$54,076,325
2007 Contract owners’ equity			$58,069,945
2006 Contract owners’ equity			$49,923,397
2005 Contract owners’ equity			$33,437,814
2004 Contract owners’ equity			$18,547,439

*	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
**	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009